Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Line Items]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities

Right-of-use assets composition and changes in lease liabilities

	Right-of-use-assets
	Rented Offices(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities (2)(3)
	U.S Dollars in thousands
As of January 1, 2024	$6,363	$1,397	$1	$7,761	$8,822
Additions to right-of-use assets	2,547	858	28	3,432	3,432
Termination lease	(12)	(73)	-	(84)	(69)
Depreciation expense	(666)	(812)	(14)	(1,492)	-
Exchange rate differences	-	-	-	-	128
Repayment of lease liabilities	-	-	-	-	(1,251)
As of December 31, 2024	$8,232	$1,370	$15	$9,617	$11,062

(1)	Out of the Depreciation expense $127 thousand was capitalized to the Leasehold Improvements.

(2)

The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 6.16%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(3)	The balance does not include current maturities of lease of $267 thousand that were classified to other accounts receivables due to expected lease incentive.

During 2024, the Company recognized $587 thousand as financial expenses on lease liabilities.

During 2024, the total cash outflow for leases was $1,251 thousand.
	Right-of-use-assets
	Rented Offices(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(2) (3)
	U.S Dollars in thousands
As of January 1, 2023	$1,732	$829	$7	$2,568	$3,193
Additions to right -of -use assets	5,131	1,415	-	6,546	6,682
Lease termination		(109)	-	(109)	(107)
Depreciation expense	(500)	(738)	(6)	(1,244)	-
Exchange rate differences	-	-	-	-	(96)
Repayment of lease liabilities	-	-	-	-	(850)
As of December 31, 2023	$6,363	$1,397	$1	$7,761	$8,822

(1)	Out of the Depreciation expense $20 thousand was capitalized to the Leasehold Improvements.

(2)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(3)	The balance does not include current maturities of lease of $134 thousand that were classified to other accounts receivables due to expected lease incentive.

During 2023, the Company recognized $367 thousand as financial expenses on lease liabilities.

During 2023, the total cash outflow for leases was $850 thousand.

Lease Liabilities [Member]
Leases [Line Items]
Schedule of Maturity Analysis of Lease Liabilities
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$3,708	$3,014	$1,700	$2,458	$10,265	$21,145
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$2,918	$3,045	$1,689	$2,009	$6,759	$16,420